Taxation (Tables)	12 Months Ended
Mar. 31, 2018
Income Taxes [Abstract]
Disclosure of major components of tax expense

	March 31, 2018 R’000	March 31, 2017 R’000	March 31, 2016 R’000

Major components of taxation expense
Normal taxation	(58,668)	(46,788)	(57,545)
– Current	(55,385)	(43,434)	(53,626)
– Over-provision prior years	325	589	175
– Foreign tax paid	(2,880)	(3,711)	(3,768)
– Withholding tax	(728)	(232)	(326)

Deferred taxation (note 18)	24,978	19,976	(49,375)
– Current year	25,658	20,748	(49,365)
– Under-provision prior years	(680)	(772)	(10)
	(33,690)	(26,812)	(106,920)

Disclosure of taxation recognized in other comprehensive income
Taxation recognized in other comprehensive income

	Before tax R’000	Tax impact R’000	After tax R’000

2018
Exchange differences on translating foreign operations	(60,331)	(237)	(60,568)
	(60,331)	(237)	(60,568)

	Before tax R’000	Tax impact R’000	After tax R’000

2017
Exchange differences on translating foreign operations	(80,870)	(59)	(80,929)
	(80,870)	(59)	(80,929)

	Before tax R’000	Tax impact R’000	After tax R’000

2016
Exchange differences on translating foreign operations	90,665	(2,466)	88,199
	90,665	(2,466)	88,199

Disclosure of taxation using the weighted average tax rate applicable
The tax on the Group’s profit before taxation differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the entities as follows:

		March 31, 2018 R’000	March 31, 2017 R’000	March 31, 2016 R’000
Profit before taxation		214,883	148,253	289,411
Tax at the applicable tax rate of 28%		60,167	41,511	81,035
Tax effect of:		(26,477)	(14,699)	25,885
– Income not subject to tax		(552)	—	(398)
– Expenses not deductible for tax purposes(1)		6,460	7,409	6,869
– (Non-taxable)/non-deductible foreign exchange movements(2)	`	(28,184)	(15,884)	9,376
– Withholding tax		728	232	326
– Utilization of prior year assessed losses(3)		(6,452)	(1,461)	—
– Foreign tax paid(4)		2,880	3,711	3,768
– Tax rate differential		(2,546)	1,281	(6,551)
– Deferred tax not recognized on assessed losses		517	4,049	12,833
– Deferred tax asset previously not recognized		(1,122)	(5,342)	(531)
– Under/(over)-provision prior years		355	183	(165)
– Tax incentives in addition to incurred cost(5)		(3,258)	(10,387)	—
– Share-based payment expense previously not deductible		(1,049)	—	—
– Imputation of controlled foreign company income		2,365	1,453	358
– Transfer pricing imputation		3,381	57	—
		33,690	26,812	106,920

(1)	These non-deductible expenses consist primarily of items of a capital nature and costs attributable to exempt income.

(2)	The (non-taxable)/non-deductible foreign exchange movements arise as a result of the Group’s internal loan structures.

(3)
The utilization of assessed losses arises mainly in Europe, the Americas and Brazil where historical assessed losses are being utilized, as these entities are now generating taxable profits. During prior years, deferred tax assets have not been recorded for assessed losses in the Americas and Brazil.

(4)	The foreign tax paid relates primarily to withholding taxes on revenue earned in jurisdictions where the Group does not have a legal entity.

(5)	The tax incentives relate mainly to the section 11D allowance detailed below.